Employee Benefit Plan	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Employee Benefit Plan [Abstract]
Employee Benefit Plan

15. Employee Benefit Plan

The Company has a 401(k) retirement plan available to all eligible employees. During the three and six months ended June 30, 2025, the Company made $17 and $29 in matching contributions, respectively, to the plan. During the three and six months ended June 30, 2024, the Company made $36 and $72 in matching contributions, respectively, to the plan.

16.	Employee Benefit Plan

The Company has a 401(k) retirement plan available to all eligible employees. During the years ended December 31, 2024 and 2023, the Company made $110 and $136 in matching contributions, respectively, to the plan.